UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21432

REAVES UTILITY INCOME FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Reaves Utility Income Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1 – Schedule of Investments.

REAVES UTILITY INCOME FUND

STATEMENT OF INVESTMENTS

January 31, 2006 (Unaudited)

			Shares	Value
COMMON STOCK		126.20%
CONSUMER STAPLES		10.32%
	Altria Group, Inc.		530,300	$38,361,902
	Reynolds American Inc.		75,000	7,584,750
	UST Inc.		200,000	7,788,000
				53,734,652

ELECTRIC		72.60%
	Ameren Corp.		800,000	40,608,000
	Cinergy Corp.		80,000	3,476,000
	Consolidated Edison, Inc.		330,100	15,518,001
	Constellation Energy Group, Inc.		211,000	12,294,970
	Dominion Resources Inc.		140,000	10,574,200
	Duke Energy Corp.		2,000,000	56,700,000
	Duquesne Light Holdings, Inc.		452,800	8,141,344
	Enel S.P.A, ADR		455,900	19,357,514
	Exelon Corp.		460,000	26,413,200
	FirstEnergy Corp.		50,000	2,505,000
	Great Plains Energy, Inc.		1,313,500	37,474,155
	ITC Holdings Corp.		10,000	272,000
	OGE Energy Corp.		996,700	27,060,405
	Pinnacle West Capital Corp.		193,000	8,223,730
	PPL Corp.		660,000	19,885,800
	Public Service Enterprise Group, Inc.		411,800	28,669,516
	TECO Energy, Inc.		760,200	12,984,216
	TransAlta Corp.		375,000	7,721,250
	TXU Corp.		140,000	7,089,600
	UIL Holdings, Corp.		27,000	1,305,180
	WPS Resources Corp.		408,200	22,891,856
	Xcel Energy Inc.		445,000	8,641,900
				377,807,837

ENERGY		10.88%
	BP Amoco PLC, ADR		175,000	12,654,250
	Diamond Offshore Drilling		60,000	5,092,200
	Encana Corp		5,000	249,300
	Eni S.P.A		12,500	758,125
	Occidental Petroleum		45,000	4,396,950
	Petrochina LTD - ADR		20,000	2,000,400
	Royal Dutch Shell PLC-ADR		80,000	5,448,800
	Todco *		346,700	15,462,820
	Transocean Inc. *		130,000	10,549,500
				56,612,345

FINANCIALS		0.14%
	Lloyd TSB Group PLC		20,000	736,000

GAS		7.33%
	ONEOK, Inc.		512,000	14,469,120
	PNM Resources Inc.		25,000	614,250
	Sempra Energy		399,700	19,205,585
	South Jersey Industries, Inc.		20,000	588,000
	Southern Union Co.*		21,000	529,200
	Southwest Gas Corp.		50,000	1,382,500
	Vectren Corp.		50,400	1,378,944
				38,167,599

TELEPHONE		24.93%
	Alltel Corp.		125,000	7,503,750
	AT&T Corp.		2,255,965	58,542,292
	BCE Inc.		934,600	22,626,666
	BellSouth Corp.		150,000	4,315,500
	Citizens Communications Co.		2,000,000	24,540,000
	Deutsche Telekom AG		102,000	1,616,700
	Telecom Corp. of New Zealand Ltd., ADR		239,400	7,438,158
	Verizon Communications		100,000	3,166,000
				129,749,066
TOTAL COMMON STOCK
(Cost $571,466,370)				656,807,499

		Shares	Value

PREFERRED STOCK	11.51%
CONSUMER DISCRETIONARY	0.34%
Corts Ford Trust, 7.40% 11/01/46		97,700	1,607,165
General Motors Cp Sr Nt., 7.375%		10,000	156,200
			1,763,365
ELECTRIC	5.06%
AES Trust III, 6.75%, 10/15/29		133,100	5,889,675
BGE Capital Trust II, 6.20%, 10/15/43		180,000	4,465,800
Consumers Energy Co. Funding Trust IV, 9.00%, 06/30/31		136,800	3,488,400
Entergy Arkansas Inc., 7.32%		5,501	564,713
Entergy Arkansas Inc., 1.96%		3,936	100,245
Entergy Gulf States Inc., Series A, 7.00%, 09/15/2013**		3,828	387,944
Entergy Louisiana Inc., Series 92, 8.00%		1,200	28,613
Entergy Mississippi Inc., 4.56%		3,520	265,430
Georgia Power Capital Trust V, 7.13%, 03/31/42		141,400	3,605,700
Great Plains Energy Inc, 8.00%, 02/16/07		50,000	1,240,000
NVP Capital Trust III, 7.75%, 09/30/38		52,400	1,319,956
PSEG Funding Trust II, 8.75%, 12/31/32		90,100	2,392,155
Public Service Co. of New Mexico, Series 1965, 4.58%		11,667	981,122
Puget Sound Energy Capital Trust, 8.40%, 06/30/41		20,000	509,000
Sierra Pacific Power, Series 1, 7.80%		26,140	611,841
Southern Cal Edison, 4.32%		24,300	481,383
			26,331,977

FINANCIALS	4.13%
ABN AMRO Capital Funding Trust VII, 6.08%		120,000	2,967,600
GMAC, 7.375%		50,000	1,135,000
Merrill Lynch & Co., Series H, 5.05%, non-cumulative floating rate preferred series 3**		455,000	11,497,850
Renaissance Holdings Ltd., Series C, 6.08%		270,300	5,919,570
			21,520,020

GAS	1.03%
ONEOK, Inc., 8.50%, 02/16/06		156,800	5,350,016

REAL ESTATE INVESTMENT TRUSTS	0.65%
Duke Realty Corp., Series K, 6.50%		138,700	3,364,862

TELEPHONE	0.30%
Trust Certificates 2001-1, Series T, 7.45%, 03/15/29		61,900	1,587,735
TOTAL PREFERRED STOCK
(Cost $61,923,874)			59,917,975

		Bond Rating Moody/S&P	Principal Amount	Value
CORPORATE BONDS	6.57%
ELECTRIC	5.24%
Calpine Corp., 7.875%, 04/01/08		Ca/D	$6,000,000	2,490,000
Calpine Generating Co., 11.50%, 04/01/11^		Caa2/D	22,000,000	22,880,000
TXU Corp., 6.375%, 06/15/06		Ba1/BB+	1,900,000	1,915,791
				27,285,791

TELEPHONE	1.33%
US West Communications, 7.50%, 06/15/23			7,000,000	6,903,750
TOTAL CORPORATE BONDS
(Cost $34,731,271)				34,189,541

		Shares
MUTUAL FUNDS	0.91%
Goldman Financial Square Money Market Fund		1,480,243	1,480,243
Loomis Sayles High Income Fund		424,929	3,242,209
TOTAL MUTUAL FUNDS
(Cost $4,480,243)			4,722,452

TOTAL INVESTMENTS
(Cost $672,601,758)	145.19%		$755,637,467
Other Assets in Excess of Liabilities	0.97%		5,026,342
Liquidation Preference of Auction Market Preferred Shares: Series M7, F7, W28 (including dividends payable on preferred shares)	-46.16%		(240,220,768)
NET ASSETS ATTRIBUTABLE TO COMMON SHARES	100.00%		$520,443,041

ADR- American Depositary Receipt

*Non-income producing security

**Floating or variable rate security- rate disclosed as of January 31, 2006. Maturity date represents the next rate reset date.

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $22,880,000 or 4.40% of net assets.

Ratings:

The Moody’s and S&P ratings are believed to be the most recent ratings as of January 31, 2006.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

As of January 31, 2006
Gross appreciation (excess of value over tax cost)	92,411,312
Gross depreciation (excess of tax cost over value)	(10,396,552)
Net unrealized appreciation	82,014,760
Cost of investments for income tax purposes	673,622,707

See Notes to Quarterly Statement of Investments

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

1. Significant Accounting and Operating Policies

Reaves Utility Income Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003. The Fund is a non-diversified series with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest. The Fund commenced operations on February 24, 2004. The Fund’s common shares are listed on the American Stock Exchange and trade under the ticker symbol “UTG.”

The Fund may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost which approximates market value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; the fundamental analytical data relating to the investment; an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; information as to any transactions or offers with respect to the security; price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies. The valuation assigned to fair-valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other funds to calculate their NAVs.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the First In First Out basis for both financial reporting and income tax purposes.

Subsequent Event: In a meeting held February 3, 2006, the Fair Value Committee for the Fund deemed interest on Calpine Corp., corporate bond, maturing April 2008 with a coupon rate of 7.875%, as uncollectible as a result of Calpine’s current bankruptcy proceedings. At this meeting the Committee determined that the Fund should immediately cease accruing the interest and write off interest that has been accrued since the last payment (October 2005) for this bond.

Note the Fund also holds a corporate note for Calpine Generating Co., maturing April 2011 with a coupon rate of 11.50%. This is a secured position and as such the Fair Value Committee determined there is no uncertainty surrounding the collectibility of interest due on the note at this time.

Item 2 - Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 31, 2006

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 31, 2006

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